Operating leases - Operating Lease Maturity (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Leases [Abstract]
Due within 1 year	$ 29,453
Due between 1 and 5 years	67,499
Thereafter	18,660
Total future minimum lease payments	115,612
Lease imputed interest	(3,502)
Operating lease liabilities	$ 112,110